Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Revenues, net
Total revenues, net		$ 198,305,106	$ 180,774,803
Cost of goods sold		(141,311,428)	(130,942,258)
Gross profit		56,993,678	49,832,545
Operating expenses:
Sales and distribution expenses		(36,967,422)	(31,092,110)
General and administrative expenses		(10,327,858)	(9,691,952)
Total operating expenses		(47,295,280)	(40,784,062)
Income from operations		9,698,398	9,048,483
Other income (expense):
Interest expense		(150,615)	(730,372)
Interest income		19,193	16,246
Government subsidies		23,385	16,950
Foreign exchange gain (loss), net		(2,168,357)	4,293,633
Net gain from related parties debt restructuring			1,460,543
Professional fees on acquisition of HTL Marketing			(1,261,560)
Scrap sofa sale income		165,621	223,263
Change in fair value of derivatives financial instruments		74,765	(753,243)
Sundry income(expense)		148,095	39,404
Total other income (expense), net		(1,887,913)	3,304,864
Income before income taxes		7,810,485	12,353,347
Income tax expense		(1,742,947)	(2,329,272)
NET INCOME		6,067,538	10,024,075
Other comprehensive income (loss):
– Foreign currency translation adjustments		(404,529)	1,368,175
COMPREHENSIVE INCOME		$ 5,663,009	$ 11,392,250
Weighted average number of ordinary shares:
Basic	[1]	89,687,500	89,687,500
Diluted	[1]	89,687,500	89,687,500
EARNINGS PER SHARE - BASIC		$ 0.07	$ 0.11
EARNINGS PER SHARE - DILUTED		$ 0.07	$ 0.11
Third Party [Member]
Revenues, net
Total revenues, net		$ 190,732,226	$ 170,117,861
Related Party [Member]
Revenues, net
Total revenues, net		$ 7,572,880	$ 10,656,942

[1]	The numbers of shares from January 2025 to May 2025 are presented on a retroactive basis giving the effect from the completion of common control acquisition in HTL Marketing.